SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	23,628,962
Stock options vested	18,324,767
Weighted average remaining contractual life	4 years 9 months
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 0.0011
Stock options outstanding	46,762
Stock options vested	46,762
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 0.05
Stock options outstanding	23,582,200
Stock options vested	18,278,005
Weighted average remaining contractual life	4 years 9 months